Aptus Drawdown Managed Equity ETF
Schedule of Investments
January 31, 2024 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.8%
	Basic Materials — 2.3%
15,330	Freeport-McMoRan, Inc.	$608,448
5,874	Linde plc (a)	2,377,971
2,175	Sherwin-Williams Company (a)	662,026
		3,648,445
	Communications — 12.5%
41,547	Alphabet, Inc. - Class C (a)(b)	5,891,366
34,761	Amazon.com, Inc. (a)(b)	5,394,907
15,419	Cisco Systems, Inc.	773,725
16,667	Comcast Corporation - Class A	775,682
8,474	Meta Platforms, Inc. - Class A (b)	3,306,046
1,888	Netflix, Inc. (b)	1,065,040
9,815	T-Mobile US, Inc. (a)	1,582,472
7,761	Walt Disney Company (a)	745,444
		19,534,682
	Consumer, Cyclical — 8.6%
2,069	Costco Wholesale Corporation	1,437,707
8,607	Lowe's Companies, Inc.	1,831,914
7,434	Marriott International, Inc. - Class A	1,782,153
6,325	McDonald's Corporation (a)	1,851,454
4,645	NIKE, Inc. - Class B	471,607
11,782	PulteGroup, Inc. (a)	1,231,926
10,549	Tesla, Inc. (a)(b)	1,975,721
13,758	TJX Companies, Inc.	1,305,772
9,380	Walmart, Inc. (a)	1,550,045
		13,438,299
	Consumer, Non-cyclical — 17.4%
12,949	Abbott Laboratories (a)	1,465,179
7,201	AbbVie, Inc. (a)	1,183,844
20,442	Altria Group, Inc. (a)	820,133
3,207	Amgen, Inc.	1,007,832
2,027	Automatic Data Processing, Inc.	498,196
2,155	Chemed Corporation	1,277,462
3,174	Elevance Health, Inc. (a)	1,566,179
3,081	Eli Lilly & Company (a)	1,989,124
10,859	Gilead Sciences, Inc.	849,825
10,249	Johnson & Johnson (a)	1,628,566
10,064	Merck & Company, Inc. (a)	1,215,530
21,345	Mondelez International, Inc. - Class A	1,606,638
13,009	PepsiCo, Inc. (a)	2,192,407
21,739	Pfizer, Inc.	588,692
13,572	Procter & Gamble Company (a)	2,132,704
8,831	Stryker Corporation	2,962,625
3,813	Thermo Fisher Scientific, Inc. (a)	2,055,131
3,980	UnitedHealth Group, Inc. (a)	2,036,725
		27,076,792
	Energy — 3.7%
26,510	Devon Energy Corporation	1,113,950
7,726	Diamondback Energy, Inc. (a)	1,187,795
28,582	Exxon Mobil Corporation	2,938,516
10,351	Schlumberger NV	504,094
		5,744,355
	Financial — 14.5%
5,673	American Tower Corporation	1,109,922
41,380	Bank of America Corporation (a)	1,407,334
7,075	Berkshire Hathaway, Inc. - Class B (a)(b)	2,714,961
2,267	BlackRock, Inc. (a)	1,755,361
16,920	Citigroup, Inc.	950,396
8,446	Intercontinental Exchange, Inc. (a)	1,075,429
16,064	JPMorgan Chase & Company (a)	2,800,919
7,506	Marsh & McLennan Companies, Inc.	1,454,963
16,187	Morgan Stanley	1,412,154
12,711	Progressive Corporation (a)	2,265,736
14,006	Prologis, Inc. (a)	1,774,420
2,719	Public Storage	769,994
11,316	Visa, Inc. - Class A (a)	3,092,210
		22,583,799
	Industrial — 8.2%
8,471	Caterpillar, Inc. (a)	2,543,925
54,326	CSX Corporation	1,939,438
2,757	Deere & Company	1,085,100
3,215	Eaton Corporation plc	791,147
5,599	FedEx Corporation	1,350,983
7,638	Honeywell International, Inc.	1,544,862
5,631	Lockheed Martin Corporation	2,418,008
6,387	Waste Management, Inc.	1,185,619
		12,859,082
	Technology — 29.3% (c)
5,918	Accenture plc - Class A (a)	2,153,442
2,097	Adobe, Inc. (b)	1,295,485
6,203	Advanced Micro Devices, Inc. (b)	1,040,181
12,152	Analog Devices, Inc.	2,337,559
55,851	Apple, Inc. (a)	10,298,924
13,527	Applied Materials, Inc.	2,222,486
2,017	Broadcom, Inc. (a)	2,380,060
9,501	Fiserv, Inc. (b)	1,347,907
4,180	Intuit, Inc. (a)	2,638,959
28,402	Microsoft Corporation (a)	11,292,067
9,495	NVIDIA Corporation (a)	5,841,989
3,822	ServiceNow, Inc. (a)(b)	2,925,359
		45,774,418
	Utilities — 2.3%
10,574	Duke Energy Corporation	1,013,306
16,983	NextEra Energy, Inc. (a)	995,713
21,573	Southern Company	1,499,756
		3,508,775
	TOTAL COMMON STOCKS (Cost $128,473,181)	154,168,647

Contracts		Notional Amount
	PURCHASED OPTIONS (d) — 0.5%
	Put Options — 0.5%
2,500	S&P 500 Index, Expiration: 04/19/2024, Exercise Price: $3,400.00 (e)	$1,211,412,500	837,500
	TOTAL PURCHASED OPTIONS (Cost $801,137)		837,500
Shares
	SHORT-TERM INVESTMENTS — 0.7%
990,363	First American Treasury Obligations Fund - Class X, 5.25% (f)		990,363
	TOTAL SHORT-TERM INVESTMENTS (Cost $990,363)		990,363

	TOTAL INVESTMENTS (Cost $130,264,681) — 100.0%		155,996,510
	Other Assets in Excess of Liabilities — 0.0% (g)		266
	NET ASSETS — 100.0%		$155,996,776

Percentages are stated as a percent of net assets.

(a) All or a portion of this security is held as collateral for written options. At January 31, 2024, the total value of securities held as collateral amounted to $96,203,337 or 61.67% of net assets.
(b) Non-income producing security.
(c) To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d) Exchange traded.
(e) Security is held in connection with written options, see Schedule of Written Options for more details.
(f) Rate shown is the annualized seven-day yield as of January 31, 2024.
(g) Represents less than 0.05% of net assets.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
January 31, 2024 (Unaudited)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) - (0.1)%
	Put Options — (0.1)%
(2,500)	S&P 500 Index, Expiration: 04/19/2024, Exercise Price: $2,500.00	$(1,211,412,500)	$(218,750)
	TOTAL WRITTEN OPTIONS (Premiums Received $192,043)		$(218,750)

	Percentages are stated as a percent of net assets. (a) Exchange traded.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Aptus Drawdown Managed Equity ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$154,168,647	$–	$–	$154,168,647
Purchased Options	–	837,500	–	837,500
Short-Term Investments	990,363	–	–	990,363
Total Investments in Securities	$155,159,010	$837,500	$–	$155,996,510
Liabilities(a)
Written Options	$–	$218,750	$–	$218,750
Total Investments in Securities	$–	$218,750	$–	$218,750

(a) See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

For the period ended January 31, 2024, the Fund did not recognize any transfers to or from Level 3.